Long-term Debt (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Oct. 31, 2013
Long-term debt
Long-term debt	$ 2,500,000,000	$ 2,350,000,000
$550 million 4.375% senior notes due November 2018
Long-term debt
Long-term debt	550,000,000	550,000,000
Face amount of debt	550,000,000	550,000,000	550,000,000
Debt instrument interest rate stated percentage	4.375%	4.375%
$1,000 million 4.875% senior notes due November 2020
Long-term debt
Long-term debt	1,000,000,000	1,000,000,000
Face amount of debt	1,000,000,000	1,000,000,000	1,000,000,000
Debt instrument interest rate stated percentage	4.875%	4.875%
$500 million 5.375% senior notes due November 2023
Long-term debt
Long-term debt	500,000,000	500,000,000
Face amount of debt	500,000,000	500,000,000	500,000,000
Debt instrument interest rate stated percentage	5.375%	5.375%
Senior unsecured credit facility
Long-term debt
Long-term debt	450,000,000	300,000,000
Face amount of debt	$ 1,000,000,000